Segment information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	¥ 2,748,576	$ 376,553	¥ 1,586,397	¥ 5,332,779	[1]
Number of operating segment | segment	1	1
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	¥ 2,039,743		1,357,884	¥ 5,332,779
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	¥ 708,833		¥ 228,513

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of comprehensive income in prior year. Refer to Note 1 (e) for detailed information.